UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-89395
                                     ---------

                       Third Avenue Variable Series Trust
                       ----------------------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                 10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: March 31, 2006
                          --------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 284.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 280.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:


                                              THIRD AVENUE VARIABLE SERIES TRUST
                                                 THIRD AVENUE VALUE PORTFOLIO
                                                   PORTFOLIO OF INVESTMENTS
                                                      AT MARCH 31, 2006
                                                         (UNAUDITED)

                                PRINCIPAL                                                                                    % OF
                                AMOUNT ($)  ISSUES                                                              VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS - 1.62%
Building & Construction         2,000,000   USG Corp., 9.25%, due 9/15/01 (a) (b) *                      $  3,011,200
                                1,500,000   USG Corp., 8.50%, due 8/01/05 (a) *                             2,197,500
                                                                                                         ------------
                                                                                                            5,208,700          0.99%
                                                                                                         ------------

Consumer Products               4,143,000   Home Products International, Inc., 9.625%, due 05/15/08         3,293,685          0.63%
                                                                                                         ------------

                                            TOTAL CORPORATE BONDS                                           8,502,385
                                            (Cost $6,171,017)                                            ------------

                                   SHARES
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 88.49%
Agriculture Chemicals             140,200   Agrium, Inc. (Canada)                                           3,541,452          0.67%
                                                                                                         ------------

Auto Parts                        294,400   Superior Industries International, Inc.                         5,699,584          1.09%
                                                                                                         ------------

Consumer Products                 433,246   JAKKS Pacific, Inc. (a)                                        11,584,998
                                  163,900   K-Swiss, Inc. Class A                                           4,939,946
                                  300,500   Leapfrog Enterprises, Inc. (a)                                  3,191,310
                                  398,300   Russ Berrie & Co., Inc.                                         6,054,160
                                                                                                         ------------
                                                                                                           25,770,414          4.91%
                                                                                                         ------------

Electronics Components            213,500   American Power Conversion Corp.                                 4,933,985
                                   28,300   Analogic Corp.                                                  1,873,460
                                  501,000   AVX Corp.                                                       8,867,700
                                   42,500   Bel Fuse, Inc. Class A                                          1,198,075
                                  196,600   Bel Fuse, Inc. Class B                                          6,886,898
                                  133,300   Electronics for Imaging, Inc. (a)                               3,728,401
                                   42,500   Herley Industries, Inc. (a)                                       887,400
                                  100,022   Hutchinson Technology, Inc. (a)                                 3,017,664
                                   50,000   Ingram Micro, Inc. Class A (a)                                  1,000,000
                                  152,700   KEMET Corp. (a)                                                 1,446,069
                                  172,700   Technitrol, Inc.                                                4,141,346
                                  500,600   TriQuint Semiconductor, Inc. (a)                                2,462,952
                                  555,000   Vishay Intertechnology, Inc. (a)                                7,903,200
                                                                                                         ------------
                                                                                                           48,347,150          9.22%
                                                                                                         ------------

Energy/Services                    75,000   Maverick Tube Corp. (a)                                         3,974,250
                                    6,300   Tidewater, Inc.                                                   347,949
                                  214,200   Willbros Group, Inc. (a) (Panama)                               4,356,828
                                                                                                         ------------
                                                                                                            8,679,027          1.65%
                                                                                                         ------------

Financial Insurance                25,300   MBIA, Inc.                                                      1,521,289          0.29%
                                                                                                         ------------

Financial Services                 30,000   CIT Group, Inc.                                                 1,605,600          0.31%
                                                                                                         ------------

Food Products                     400,400   Industrias Bachoco, S.A. ADR (Mexico)                           6,978,972          1.33%
                                                                                                         ------------

Healthcare Services               284,000   Cross Country Healthcare, Inc. (a)                              5,498,240          1.05%
                                                                                                         ------------

Holding Companies                 506,550   Brookfield Asset Management, Inc. Class A (Canada)             27,890,643
                                  380,000   Guoco Group, Ltd. (Hong Kong) +                                 4,865,610
                                  690,000   Hutchison Whampoa, Ltd. (Hong Kong)                             6,327,175
                                  430,000   Investor AB Class A (Sweden)                                    7,784,554
                                   63,750   Leucadia National Corp.                                         3,803,325
                                                                                                         ------------
                                                                                                           50,671,307          9.66%
                                                                                                         ------------

Industrial Equipment              214,300   Alamo Group, Inc.                                               4,744,602
                                   83,000   Lindsay Manufacturing Co.                                       2,248,470
                                  375,000   Toyota Industries Corp. (Japan)                                15,324,979
                                  142,500   Trinity Industries, Inc.                                        7,750,575
                                                                                                         ------------
                                                                                                           30,068,626          5.73%
                                                                                                         ------------

Insurance & Reinsurance           128,100   Arch Capital Group, Ltd. (a) (Bermuda)                          7,396,494
                                2,970,000   BRIT Insurance Holdings PLC (United Kingdom)                    5,018,199
                                   97,278   Radian Group, Inc.                                              5,861,000
                                  175,000   Safety Insurance Group, Inc.                                    7,990,500
                                                                                                         ------------
                                                                                                           26,266,193          5.01%
                                                                                                         ------------

Life Insurance                    538,500   The Phoenix Companies, Inc.                                     8,777,550          1.67%
                                                                                                         ------------

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT MARCH 31, 2006
                                   (UNAUDITED)


                                                                                                                            % OF
                                  SHARES    ISSUES                                                             VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing              200,400   Coachmen Industries, Inc.                                       2,280,552          0.43%
                                                                                                         ------------

Medical Supplies                  170,000   Daiichi Sankyo Co., Ltd. (Japan)                                3,878,080          0.74%
& Services                                                                                               ------------

Natural Resources &               215,700   Brookfield Properties Corp. (Canada)                            7,366,155
Real Estate                        42,500   Deltic Timber Corp.                                             2,575,500
                                  262,100   Forest City Enterprises, Inc. Class A                          12,358,015
                                   18,000   Tejon Ranch Co. (a)                                               879,660
                                  111,300   The St. Joe Co.                                                 6,994,092
                                                                                                         ------------
                                                                                                           30,173,422          5.75%
                                                                                                         ------------

Non-Life Insurance                168,100   Millea Holdings, Inc. ADR (Japan)                              16,579,703          3.16%
                                                                                                         ------------

Oil Services                      247,000   EnCana Corp. (Canada)                                          11,542,310
                                  120,000   Nabors Industries, Ltd. (a) (Bermuda)                           8,589,600
                                  112,500   Pogo Producing Co.                                              5,653,125
                                   50,000   Suncor Energy, Inc. (Canada)                                    3,851,000
                                   21,400   Whiting Petroleum Corp. (a)                                       877,186
                                                                                                         ------------
                                                                                                           30,513,221          5.82%
                                                                                                         ------------

Pharmaceutical Services           115,329   PAREXEL International Corp. (a)                                 3,049,299
                                   60,000   Pharmaceutical Product Development, Inc. (a)                    2,076,600
                                                                                                         ------------
                                                                                                            5,125,899          0.98%
                                                                                                         ------------

Real Estate                       495,702   Origen Financial, Inc.                                          3,013,868
Investment Trusts                 217,835   ProLogis                                                       11,654,173
                                   32,600   Vornado Realty Trust                                            3,129,600
                                                                                                         ------------
                                                                                                           17,797,641          3.39%
                                                                                                         ------------

Real Estate                       378,100   Trammell Crow Co. (a)                                          13,483,046          2.57%
                                                                                                         ------------
Management
Retail                            206,829   The Dress Barn, Inc. (a)                                        9,917,451
                                  217,500   Haverty Furniture Companies, Inc.                               3,121,125
                                    9,000   Sears Holding Corp. (a) (c)                                     1,190,160
                                                                                                         ------------
                                                                                                           14,228,736          2.71%
                                                                                                         ------------

Savings & Loans/Thrifts           262,900   Brookline Bancorp, Inc.                                         4,072,321
                                  305,713   Investors Bancorp, Inc. (a)                                     4,261,639
                                   91,195   Kearny Financial Corp.                                          1,252,107
                                  680,900   NewAlliance Bancshares, Inc.                                    9,825,387
                                   17,340   Rockville Financial, Inc. (a)                                     248,482
                                   63,685   Wauwatosa Holdings, Inc. (a)                                      866,116
                                                                                                         ------------
                                                                                                           20,526,052          3.91%
                                                                                                         ------------

Security Brokers &                173,550   Legg Mason, Inc.                                               21,751,022
Asset Management                  187,590   SWS Group, Inc.                                                 4,905,478
                                   55,047   Westwood Holdings Group, Inc.                                   1,087,178
                                                                                                         ------------
                                                                                                           27,743,678          5.29%
                                                                                                         ------------

Semiconductor                     150,000   Applied Materials, Inc.                                         2,626,500
Equipment Manufacturers            96,900   Coherent, Inc. (a)                                              3,402,159
& Related                         714,200   Credence Systems Corp. (a)                                      5,242,228
                                  191,500   Electro Scientific Industries, Inc. (a)                         4,237,895
                                                                                                         ------------
                                                                                                           15,508,782          2.96%
                                                                                                         ------------

Software                          697,750   Borland Software Corp. (a)                                      3,767,850
                                   70,000   Synopsys, Inc. (a)                                              1,564,500
                                                                                                         ------------
                                                                                                            5,332,350          1.02%
                                                                                                         ------------

Steel & Specialty Steel            50,000   POSCO ADR (South Korea)                                         3,190,000          0.61%
                                                                                                         ------------

Telecommunications                358,900   CommScope, Inc. (a)                                            10,246,595
Equipment                         361,151   Comverse Technology, Inc. (a)                                   8,497,883
                                  740,395   Sycamore Networks, Inc. (a)                                     3,479,856
                                  768,100   Tellabs, Inc. (a)                                              12,212,790
                                                                                                         ------------
                                                                                                           34,437,124          6.56%
                                                                                                         ------------


                                            TOTAL COMMON STOCKS                                           464,223,690
                                            (Cost $261,328,450)                                          ------------

                       THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT MARCH 31, 2006
                                   (UNAUDITED)


                                CONTRACTS   ISSUES                                                              VALUE     NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.01%
Retail                                 90   Sears Holding Corp., Put Strike $120, expires 01/20/07 (c)         70,200          0.01%
                                                                                                         ------------


                                            TOTAL OPTIONS                                                      70,200
                                            (Cost $154,175)                                              ------------

                                PRINCIPAL
                                AMOUNT ($)
------------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.70%
Repurchase Agreement           30,937,708   Bear Stearns, 4.50%, dated 03/31/06, due 04/03/06 (d)          30,937,708          5.90%
                                                                                                         ------------

U.S. Treasury Bill             20,000,000   U.S. Treasury Bill, 4.68%++, due 04/27/06                      19,933,721          3.80%
                                                                                                         ------------

                                            TOTAL SHORT TERM INVESTMENTS
                                            (Cost $50,871,429)                                            50,871,429
                                                                                                         ------------

                                            TOTAL INVESTMENT PORTFOLIO - 99.82%                           523,667,704
                                                                                                         ------------
                                            (Cost $318,525,071)

                                CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.01%)
Retail                                (90)  Sears Holding Corp., Call Strike $155, expires 01/20/07 (c)       (73,350)         0.01%
                                                                                                         ------------

                                            TOTAL WRITTEN OPTIONS
                                            (Premium received $154,520)                                       (73,350)
                                                                                                         ------------


                                            OTHER ASSETS LESS
                                            LIABILITIES - 0.19%                                               986,964
                                                                                                         ------------

                                            NET ASSETS - 100.00%                                         $524,581,318
                                                                                                         ============
                                            (Applicable to 17,340,234
                                            shares outstanding)

                                            NET ASSET VALUE PER SHARE                                    $      30.25
                                                                                                         ============

Notes:

  (a)  Non-income producing securities.
  (b)  Restricted (see table below)/fair valued securities.

                               CARRYING VALUE                        ACQUISITION
           SECURITY               PER UNIT       ACQUISITION DATE        COST
           --------            --------------   ------------------   -----------
USG Corp. 9.25%, due 9/15/01      $ 150.56      11/15/00 to 7/6/01   $ 1,506,306

  (c)  Call and Put options relate to common stock position.
  (d)  Repurchase agreement collateralized by:
       U.S. Treasury Strips, par value $76,570,000, matures 08/15/23, value $31,836,275.
  *    Issuer in default.
  +    Incorporated in Bermuda.
  ++   Annualized yield at date of purchase.
  ADR: American Depository Receipt.

Country Concentration:
                                       % of
                                    Net Assets
                                   ------------
United States                            72.27
Canada                                   10.33
Japan                                     6.82
Bermuda                                   3.05
Hong Kong                                 2.13
Sweden                                    1.48
Mexico                                    1.33
United Kingdom                            0.96
Panama                                    0.83
South Korea                               0.61
                                   ------------
Total                                    99.81
                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Third Avenue Variable Series Trust

By: /s/ David M. Barse
   -------------------
Name:  David M. Barse
       ---------------
Title: Principal Executive Officer
       ---------------------------
Date:  April 21, 2006
       --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant): Third Avenue Variable Series Trust

By: /s/ David M. Barse
   -------------------
Name:  David M. Barse
       ---------------
Title: Principal Executive Officer
       ---------------------------
Date:  April 21, 2006
       --------------

By: /s/ Vincent J. Dugan
   ---------------------
Name:  Vincent J. Dugan
       -----------------
Title: Principal Financial Officer
       ---------------------------
Date:  April 21, 2006
       --------------